Expense Example {- Fidelity Advisor® Biotechnology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Biotechnology Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Biotechnology Fund-Class A
Expense Example:
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor Biotechnology Fund-Class M
Expense Example:
1 year	480
3 years	754
5 years	1,048
10 years	1,885
Fidelity Advisor Biotechnology Fund-Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	2,084
Fidelity Advisor Biotechnology Fund-Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774